Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Fair Value Of Financial Instruments [Abstract]
Fair value of financial instruments

	December 31, 2016		December 31, 2015
	Book Value	Fair Value	Book Value	Fair Value

Cash and cash equivalents	$17,360	$17,360	$26,750	$26,750
Restricted cash	$7,728	$7,728	$7,789	$7,789
Loans receivable from affiliates	$2,422	$2,422	$1,521	$1,521
Amounts due to related parties, short-term	$—	$—	$(8,680)	$(8,680)
Amounts due to related parties, long-term	$11,105	$11,105	$—	$—
Amounts due from related parties	$19,639	$19,639	$—	$—
Term Loan B facility, net	$(382,653)	$(360,700)	$(404,977)	$(406,410)
Other long-term debt, net	$(141,124)	$(141,805)	$(193,102)	$(194,569)
Notes receivable	$6,112	$6,112	$—	$—

Fair value measurements on a nonrecurring basis

	Fair Value Measurements at December 31, 2016
	Total	Level I	Level II	Level III
Cash and cash equivalents	$17,360	$17,360	$—	$—
Restricted cash	$7,728	$7,728	$—	$—
Loans receivable from affiliates	$2,422	$—	$2,422	$—
Amounts due to related parties, long-term	$11,105	$11,105	$—	$—
Term Loan B facility, net (1)	$(360,700)	$—	$(360,700)	$—
Other long-term debt, net(1)	$(141,805)	$—	$(141,805)	$—
Notes receivable(2)	$6,112	$—	$6,112	$—

	Fair Value Measurements at December 31, 2016
	Total	Level I	Level II	Level III
Vessel held for sale	$125,000	$—	$125,000	$—
Vessels, net (for Navios Apollon)	$4,750	$—	$4,750	$—

	Fair Value Measurements at December 31, 2015
	Total	Level I	Level II	Level III
Cash and cash equivalents	$26,750	$26,750	$—	$—
Restricted cash	$7,789	$7,789	$—	$—
Loans receivable from affiliates	$1,521	$—	$1,521	$—
Term Loan B facility, net (1)	$(406,410)	$—	$(406,410)	$—
Other long-term debt, net(1)	$(194,569)	$—	$(194,569)	$—

(1)      The fair value of the Company's debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account our creditworthiness.
(2)      The fair value is estimated based on currently available information on the Company's counterparty with similar contract terms, interest rate and remaining maturities.